GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of change in the carrying amount of goodwill

RMB
Balance as of March 31, 2017	32,523,983
Less: Disposal of Puhua Technology	(1,512,081)
Add: Acquisition of Qihuang Huizhi	997,123
Balance as of December 31, 2017	32,009,025
Less: Disposal of discontinued operations (Note 21)	(32,009,025)
Balance as of December 31, 2018	—

Summary of Company's intangible assets

	December 31, 2017
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	6,707,547	(961,982)	—	5,745,565	5
Total intangible assets	6,707,547	(961,982)	—	5,745,565

	December 31, 2018
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	9,251,887	(2,430,708)	—	6,821,179	5
Software platform of Project Shuang Chuang (ii)	10,844,339	(542,940)	—	10,301,399	5
Total intangible assets	20,096,226	(2,973,648)	—	17,122,578

(i) Education assessment test caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school.

(ii) Database Platform of Nanjing University Project Shuang Chuang in providing vocational assessment and training services that focuses on the innovation related competencies of college students.

Schedule of estimated amortization expense

December 31
RMB
2019	4,023,583
2020	4,023,583
2021	4,023,583
2022	3,061,602
2023	1,990,227